Note 7 - Promissory notes (Details Narrative) (USD $)	9 Months Ended
	Apr. 30, 2013	Nov. 28, 2012
Debt Disclosure [Abstract]
Funds received		$ 20,000
interest rate		10.00%
Interest expense	$ 1,189